Loans Receivable from Third Parties (Details) ¥ in Millions		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 11, 2023	Oct. 26, 2020 USD ($)	Mar. 25, 2020 USD ($)	Mar. 25, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 25, 2020	Oct. 14, 2019
Loans Receivable from Third Parties (Details) [Line Items]
Loans aggregating							$ 45,057,871
Idle cash and maintaining long-term							$ 13,370,395
Loans mature, description							These loans will mature in July 2021 through December 2021, and charges interest rate of 10.95% per annum on these customers.		These loans will mature in May 2021 through December 2021, and charges interest rate of 10.95% per annum on these customers.
Interest income					$ 916,010	$ 1,843,448	$ 1,400,678	$ 1,884,923
Interest receivable					545,670		545,670		$ 1,290,864	$ 37,112
Line of credit facility			$ 80,000,000
Annual interest rate percentage		10.00%							10.00%
Enterprise value estimated									$ 106,000,000
Revolving loans aggregating									157,965,155
Interest income		$ 84,034
Balance due from related parties					$ 20,366,043		$ 20,366,043		55,839,045	2,840,728
Acquired equity interest											100.00%	20.00%
Aggregate loans									$ 17,424,696
Interest rate	6.00%								10.95%
Due to related parties										576,647
Net loss from discontinued operations										576,647
Interest income									$ 6,239,012	$ 37,112
Four Customer [Member]
Loans Receivable from Third Parties (Details) [Line Items]
Loan receivables balance									18,432,691
Recognized interest income									107,000
Qianhai Baiyu [Member]
Loans Receivable from Third Parties (Details) [Line Items]
Balance due from related parties									$ 1,669,342
Acquired equity interest		100.00%
Business Combination [Member]
Loans Receivable from Third Parties (Details) [Line Items]
Equity interest rate									100.00%
Minimum [Member]
Loans Receivable from Third Parties (Details) [Line Items]
Interest rate										11.00%
Maximum [Member]
Loans Receivable from Third Parties (Details) [Line Items]
Interest rate										13.00%
Shenzhen Xinsu [Member]
Loans Receivable from Third Parties (Details) [Line Items]
Line of credit facility | ¥				¥ 568
Interest income									$ 4,691,905